SHARE CAPITAL (Schedule of Option Transactions) (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Number of options
Option at beginning of year | shares	2,423,760	6,480,916
Options granted | shares	1,127,000
Options exercised | shares	(1,553,338)	(3,833,406)
Options forfeited | shares	(135,004)	(123,750)
Options expired | shares		(100,000)
Option at end of year | shares	1,862,418	2,423,760
Weighted average exercise price (in CAD)
Option at beginning of year | $ / shares	$ 3.00	$ 2.86
Options granted | $ / shares	7.25
Options exercised | $ / shares	3.02	2.78
Options forfeited | $ / shares	4.52	3.29
Options expired | $ / shares		1.75
Option at end of year | $ / shares	$ 5.45	$ 3.00